Subsequent Events	6 Months Ended		9 Months Ended	12 Months Ended
	Jan. 11, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events
14. Subsequent Events
The Company evaluated subsequent events through November 11, 2021, the date these condensed consolidated financial statements were available to be issued, and concluded that no subsequent events have occurred that would require recognition in the Company’s condensed consolidated financial statements or disclosures in the notes to the condensed consolidated financial statements herein except as follows:
Business Combination Agreement and PIPE Agreement
On July 12, 2021, the Company entered into a business combination agreement with Ivanhoe Capital Acquisition Corp. (“Ivanhoe”), a Cayman Islands exempted company, and Wormhole Merger Sub Pte. Ltd., a Singapore private company limited by shares and a wholly owned subsidiary of Ivanhoe (“Amalgamation Sub”), pursuant to which, among other things, Amalgamation Sub will amalgamate with the Company, with the Company surviving the Business Combination as a wholly-owned subsidiary of Ivanhoe (the “Business Combination”). In connection with the Business Combination, Ivanhoe will migrate out of the Cayman Islands and domesticate as a Delaware corporation prior to the closing of the Business Combination and will change its name to “SES AI Corporation” (“New SES”). Upon the consummation of the Business Combination, the following shall occur:

•
the Company’s outstanding ordinary shares, excluding shares held by Dr. Qichao Hu (the Company’s founder and Chief Executive Officer) and certain entities affiliated with Dr. Hu (collectively, the “SES Founder Group”), and redeemable convertible preference shares will be cancelled and convert into the right to receive shares of Class A common stock of New SES;

•	the Company’s outstanding ordinary shares held by the SES Founder Group will be cancelled and convert into the right to receive shares of Class B common stock of New SES;

•
the Company’s outstanding and unexercised options, whether vested or unvested, will be assumed by New SES and converted into an option to acquire Class A common stock of New SES at an adjusted exercise price per-share
with the same terms; and

•
the Company’s restricted shares that are issued, outstanding and subject to restrictions (including vesting) immediately prior to the Effective Time, if any, will be assumed by New SES and converted into shares of restricted New Class A common stock.

Additionally, Company’s shareholders and option holders will be entitled to receive 30,000,000 shares of New Class A common stock (valued at
$10.00

per share) (the
“Earn-out
Shares”) if the closing price of shares of New Class A common stock is equal to or greater than
$18.00 during the period beginning on the date that is one year following the closing of the Business Combination (the “Closing”) and ending on the date that is five years following the Closing. SES option-holders will receive their
Earn-Out
Shares in the form of restricted shares of New SES at Closing, which will be subject to vesting based on the same terms as the
Earn-Out
Shares and will also be subject to forfeiture if such option-holders service with New SES terminates prior to the vesting.
Concurrently
with the execution of the business combination agreement, Ivanhoe entered into subscription agreements with certain institutional and accredited investors (the “PIPE Investors”), pursuant to which the PIPE Investors have agreed to purchase, immediately prior to the consummation of the Business Combination, an aggregate of 27,500,000 shares of New Class A common stock at a purchase price of
$10.00
per-share,
for aggregate gross proceeds of $275.00 million, including $67.0 million from Company’s shareholders.
On October 22, 2021, Ivanhoe entered into a Subscription Agreement with an additional PIPE Investor, pursuant to which the additional PIPE Investor has agreed to subscribe for and purchase an aggregate of 7,500,000 shares of New Class A common stock at a price of
$10.00 per share, for aggregate proceeds of $75.0 million. As a result of which, the aggregate PIPE investment now stands at 27,500,000 shares of New Class A common stock at a purchase price of
$10.00
per-sh
a
re,
for aggregate gross proceeds of $275.0 million.

18. Subsequent Events
The Company evaluated subsequent events through August 10, 2021, the date these consolidated financial statements were available to be issued, and concluded that no subsequent events have occurred that would require recognition in the Company’s consolidated financial statements or disclosures in the notes to the consolidated financial statements herein except as follows:
Lease Agreement
In February and March 2021, the Company amended the lease agreement for its office space in Woburn, Massachusetts. Under the terms of these amendments, the Company increased its leased space and the total base rental payments increased from approximately $0.8 million to approximately $1.5 million per year. The expiration date of the amended lease coincides with the expiration date of the original lease in accordance with the terms of prior amendments, as described in Note 8 “Commitments and Contingencies”.
Stock Purchase Agreements
In April 2021, the Company entered into a stock purchase agreement whereby certain investors agreed to purchase $138.5 million in Series D redeemable convertible preferred stock, $0.000001 par value per share. Upon closing of the financing transaction in April 2021, the investors purchased 4,869,854 shares of Series D redeemable convertible preferred stock. In May 2021, the Company entered into a stock purchase agreement whereby an investor agreed to purchase $50.0 million in Series D plus redeemable convertible preferred stock, $0.000001 par value per share. Upon closing of the financing transaction in May 2021, the investor purchased 1,698,088 shares of Series D plus redeemable convertible preferred stock. The proceeds from the issuance of Series D and Series D plus redeemable convertible preferred stock will be used in future research and development activities and which may include the building of manufacturing prototyping lines for
A-Sample
battery cells in the Company’s existing Shanghai facility and the production of pre-production
batteries in the Company’s anticipated 1 GWh Pilot Facility by
2024.
Partnerships
General Motors (“GM”) is an existing investor in the Company and had participated in the previous redeemable convertible preferred stock financings. In February 2021, the Company executed a Joint Development Agreement (“JDA”) with GM, valued at over $50.0 million, to jointly develop an
A-Sample
battery cell. In April 2021, GM purchased $50.0 million in Series D redeemable convertible preferred stock.
The Company established
a partnership with Hyundai Motor Company (“Hyundai”) in December 2020 when it entered into a pre-A-Sample
JDA. In May 2021, Hyundai purchased $50.0 million in Series D plus redeemable convertible preferred stock. Concurrently with the investment in Series D plus redeemable convertible preferred stock, the Company executed a JDA with Hyundai to jointly develop an
A-Sample
battery.
Business Combination Agreement and PIPE Agreement
On July 12, 2021, the Company entered into a business combination agreement with Ivanhoe Capital Acquisition Corp. (“Ivanhoe”), a Cayman Islands exempted company, and Wormhole Merger Sub Pte. Ltd., a Singapore private company limited by shares and a wholly owned subsidiary of Ivanhoe (“Amalgamation Sub”), pursuant to which, among other things, Amalgamation Sub will amalgamate with the Company, with the Company surviving the Business Combination as a wholly-owned subsidiary of Ivanhoe (the “Business Combination”). In connection with the Business Combination, Ivanhoe will migrate out of the Cayman Islands and domesticate as a Delaware corporation prior to the closing of the Business Combination and will change its name to “SES AI Corporation” (“New SES”). Upon the consummation of the Business Combination, the following shall occur:

•
the Company’s outstanding ordinary shares, excluding shares held by Dr. Qichao Hu (the Company’s founder and Chief Executive Officer) and certain entities affiliated with Dr. Hu (collectively, the “SES Founder Group”), and redeemable convertible preferred shares were cancelled and converted into the right to receive shares of Class A common stock of New SES;

•	the Company’s outstanding ordinary shares held by the SES Founder Group were cancelled and converted into the right to receive shares of our Class B common stock;

•
the Company’s outstanding and unexercised options, whether vested or unvested, were assumed by the Company and converted into an option to acquire our Class A common stock at an adjusted exercise price per-share
with the same terms; and

•
the Company’s restricted shares that were issued, outstanding and subject to restrictions (including vesting) immediately prior to the Effective Time, were assumed by the Company and converted into shares of restricted Class A common stock.

Additionally, the
 Company’s shareholders, option holders and holders of restricted shares are entitled to receive an aggregate of up to
29,999,947
shares of our Class A common stock (valued at $
10.00
 p
er share) (the
“Earn-out
Shares”) if the closing price of shares of our Class A common stock is equal to or greater than
$18.00

during the period beginning on February 3, 2023 and ending on February 3, 2027. Our option-holders and holders of restricted shares received their
Earn-Out
Shares in the form of restricted shares of Class A common stock at Closing, which are subject to vesting based on the same terms as the
Earn-Out
Shares and subject to forfeiture if such option-holders service with us terminates prior to the vesting.
Concurrently with the execution of the business combination agreement, Ivanhoe entered into subscription agreements with certain institutional and accredited investors (the “PIPE Investors”), pursuant to which the PIPE Investors purchased, immediately prior to the consummation of the Business Combination, an aggregate of
 27,450,000

shares of Class A common stock at a purchase price of
$10.00
per-share,
for aggregate gross proceeds of $274.5 million, including $67.0 million from the Company’s existing shareholders.

Ivanhoe Capital Acquisition Corp [Member]
Subsequent Events
NOTE 12. SUBSEQUENT EVENTS
On January 15, 2021, the
Company repaid the Note of $500,000 in full.
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statement was issued (January 15, 2021). Based upon this review, the Company did not identify any subsequent events, except as noted above and for the effects of the restatement in Note 2, that would have required adjustment or disclosure in the financial statement.

NOTE 8. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Other than previously described in these financial statements, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.

Note 11 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred up to the date of the unaudited condensed consolidated financial statements were issued. Based upon this review, the Company determined that there have been no events that have occurred that would require adjustments to the disclosures in the unaudited condensed consolidated financial statements.